Share-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option activity [Abstract]
Outstanding, Stock options	776,713	776,713	1,013,826
Outstanding, Grant Date Weighted Average Exercise Price	$ 0.68	$ 0.68	$ 0.68
Granted, Stock options		140,000	65,000
Granted, Grant Date Weighted Average Exercise Price		$ 0.79	$ 0.79
Exercised, Stock options			(1,250)
Exercised, Grant Date Weighted Average Exercise Price			$ 0.94
Forfeited, Stock options		(18,750)	(300,863)
Forfeited, Grant Date Weighted Average Exercise Price		$ 0.94	$ 0.96
Outstanding, Stock options		897,963	776,713
Outstanding, Grant Date Weighted Average Exercise Price		$ 0.98	$ 0.68
Outstanding, Weighted Average Remaining Contractual Life	1 year 8 months 12 days	1 year 10 months 24 days
Outstanding, Aggregate Intrinsic Value		$ 2,129
Exercisable, Stock options		761,170
Exercisable, Grant Date Weighted Average Exercise Price		$ 1.01
Exercisable, Weighted Average Remaining Contractual Life		1 year 7 months 6 days
Exercisable, Aggregate Intrinsic Value		$ 1,791